INTEREST BEARING LOANS AND BORROWINGS - Other information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
INTEREST BEARING LOANS AND BORROWINGS
Interest-bearing loans and borrowings	$ 6,074,090	¥ 42,286,604	¥ 47,565,490
JPY
INTEREST BEARING LOANS AND BORROWINGS
Interest-bearing loans and borrowings		17,000	19,000
USD
INTEREST BEARING LOANS AND BORROWINGS
Interest-bearing loans and borrowings		4,006,000	3,984,000
Shandong Aluminum, Shanxi Aluminum Plant and China Great Wall Aluminum Corporation
INTEREST BEARING LOANS AND BORROWINGS
Interest-bearing loans and borrowings		9,867,000	¥ 4,373,000
Shandong Huayu
INTEREST BEARING LOANS AND BORROWINGS
Interest-bearing loans and borrowings		¥ 649,000